Loans and Other Borrowings - Summary Of Loans and Other Borrowings (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Current liabilities
Listed bonds	£ 1,367		£ 1,702	£ 1,539
Finance leases	16		18	15
Bank loans				352
Other loans and bank overdrafts	717		561	726
Amounts due to ultimate parent company	1,040		17	159
Total current liabilities	3,140		2,298	2,791
Non-current liabilities
Listed bonds	14,586		11,789	9,866
Finance leases	190		205	214
Other loans				1
Amounts due to ultimate parent company	1,061		1,044	1,024
Total non-current liabilities	15,837	£ 13,038	13,038	11,105
Total	£ 18,977		£ 15,336	£ 13,896